Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other liabilities [abstract]
Other liabilities
	Barclays Bank Group
	2018	2017
	£m	£m
Accruals and deferred income	2,680	3,147
Other creditors	2,327	5,235
Items in the course of collection due to other banks	141	446
Obligations under finance leases (see Note 22)	4	3
Insurance contract liabilities, including unit-linked liabilities	18	31
Other liabilities	5,170	8,862